SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS	NOTE 19 – SUBSEQUENT EVENTS On January 3, 2023, the Company issued 6,727 common shares to two directors following the vesting of RSU’s.